Fair Value Measurements (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Fair Value Measurements [Line Items]
Asset, Held-in-Trust, Noncurrent	$ 0	$ 241,144,179		$ 239,042,295
Change in fair value of PIPE subscription agreements liability	0	(1,264,969)	$ 0	307,964
PIPE Subscription Agreements liability	$ 0	16,539,057		15,274,088
US Treasury Securities [Member]
Fair Value Measurements [Line Items]
Asset, Held-in-Trust, Noncurrent		$ 241,144,179		$ 239,042,295